Share-Based Payments - Summary of Share-Based Payment Transactions (Detail)	6 Months Ended
	Jun. 30, 2023 yr $ / shares	Jun. 30, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | yr	6.078	6.078
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 0.502	$ 0.152
Exercise price of share options granted	$ 0.717	$ 0.310
Expected volatility (note)	73.00%	75.00%
Risk-free rate	3.98%	3.03%
Expected dividend yield	0.00%	0.00%